--------------------------------------------------------------------------------
 International Equity Portfolio
--------------------------------------------------------------------------------
 Portfolio Of Investments  December 31, 1997
--------------------------------------------------------------------------------

Issuer/Industry                                   Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS--94.7%
--------------------------------------------------------------------------------
American Depository Receipts/ ADR's-1.2%
Empressa ICA Sociedad
  Building & Construction ...................      2,891   $   47,521
Lukoil Oil Co.
  Energy Sources ............................      2,200      202,400
Surgutneftegaz
  Energy Sources ............................      7,500       75,975
Telefonos de Mexico
  Telephone Utilities .......................      1,370       76,805
                                                           ----------
                                                              402,701
                                                           ----------
Australia-2.0%
Australia & New Zealand Bank Corp.
  Banking ...................................     14,417       95,278
Broken Hill Proprietary
  Energy Sources ............................     10,500       97,518
C.S.R. Ltd.
  Multi-Industry ............................     21,400       72,527
Centaur Mining &
  Exploration Ltd.*
  Gold Mines ................................     57,000       20,061
Mayne Nickless Ltd.
  Multi-Industry ............................     10,912       57,677
News Corp. Ltd.
  Business & Public Services ................     20,063      110,754
North Ltd.
  Non-Ferrous Metals ........................     21,500       56,639
Pacific Dunlop Ltd.
  Multi-Industry ............................     31,000       65,664
Woodside Petroleum Ltd.
  Energy Sources ............................     12,500       88,149
                                                           ----------
                                                              664,267
                                                           ----------
Brazil-2.7%
Aracruz Celulos SA
  Forest Products & Paper ...................     29,001       40,018
Banco Bradesco SA-Preferred
  Banking ...................................  5,910,953       56,740
CIA Cervejaria Brahma
  Beverages & Tobacco .......................     66,181       44,474
CIA Energetica de Minas
  Electrical & Gas Utilities ................  1,039,347       45,157
CIA Vale do Rio
  Doce-Preferred Steel ......................      4,952       49,806
Light Servicos de Electrcid
  Electrical & Gas Utilities ................    142,000       59,161
Petroleo Brasileiro SA
  Energy Sources ............................    348,015       81,387
Telecommunicacoes Brasileiras
  Telephone Utilities .......................  3,530,000      402,642
Telecommunicacoes
  de Sao-Preferred
  Telephone Utilities .......................    251,937       67,043
Telecommunicacoes
  de Sao-Rights
  Telephone Utilities .......................     10,561        2,810
Usiminas
  Steel .....................................      4,583       27,103
White Martins SA
  Chemicals .................................     18,318       26,754
                                                           ----------
                                                              903,095
                                                           ----------
Denmark-1.9%
Carli Gry International AS
  Textiles ..................................      2,740      153,957
Den Danske Bank
  Banking ...................................      1,000      133,248
Falck AS
  Multi-Industry ............................      1,450       67,189
Jyske Bank AS
  Banking ...................................        800       97,491
Novo-Nordisk AS-Class B
  Pharmaceuticals & Health ..................      1,245      178,068
                                                           ----------
                                                              629,953
                                                           ----------
Finland-0.5%
Nokia AB
  Telephone Utilities .......................      2,372      168,404
                                                           ----------

--------------------------------------------------------------------------------
 International Equity Portfolio
--------------------------------------------------------------------------------
 Portfolio Of Investments  December 31, 1997 continued
--------------------------------------------------------------------------------

Issuer/Industry                                   Shares       Value
--------------------------------------------------------------------------------

France-8.6%
AXA-UAP
  Insurance .................................      2,234   $  172,863
Accor French
  Leisure & Tourism .........................        939      174,585
Alcatel Alsthom
  Electrical & Electronics ..................      1,504      191,171
Atos SA (Ex Axime)
  Financial Services ........................      1,396      179,994
BNP
  Banking ...................................      3,184      169,238
CIE Fin Paribas
  Financial Services ........................      2,061      179,098
CIE Generale Des Eaux
  Electrical & Gas Utilities ................      1,332      185,907
Canal Plus
  Business & Public Services ................      1,034      192,248
Compagnie de Saint Gobain
  Multi-Industry ............................      1,273      180,845
France Telecom
  Multi-Industry ............................      3,945      143,091
Pinault-Printemps
  Retailing .................................        350      186,733
Rhone Poulenc
  Chemicals .................................      3,964      177,568
Sanofi SA
  Pharmaceuticals & Health ..................      1,707      190,029
Societe Fonciere Lyonnaise
  Multi-Industry ............................      1,743      204,752
Societe Nationale Elf Aquitaine
  Energy Sources ............................      2,415      280,884
Total SA-Class B
  Energy Sources ............................        841       91,527
                                                           ----------
                                                            2,900,533
                                                           ----------
Germany-9.1%
Allianz AG
  Insurance .................................      2,266      586,985
Bayer AG
  Chemicals .................................      7,200   $  268,957
Bayerische Vereinsbank AG
  Banking ...................................      7,260      475,000
Dresdner Bank AG
  Banking ...................................      7,316      336,485
Metro AG
  Retailing .................................      4,892      175,399
Preussag AG
  Multi-Industry ............................        610      186,159
Rhoen-Klinikum
  Pharmaceuticals & Health ..................      1,214      118,771
SGL Carbon AG
  Non-Ferrous Metals ........................      1,173      151,275
Siemens AG
  Instruments & Components ..................      4,000      236,805
Suedzucker AG
  Food & Household Products .................        244      119,359
Veba AG
  Electrical & Gas Utilities ................      6,342      431,860
                                                           ----------
                                                            3,087,055
                                                           ----------
Italy-4.4%
Assicurazioni Generali Spa
  Insurance .................................      8,551      210,029
Banca Commerciale Italiana
  Banking ...................................     65,276      226,935
Ente Natzionale Idrocarburi
  Energy Sources ............................     38,455      218,035
Fiat Spa
  Automobiles ...............................     18,462       53,695
IMI
  Banking ...................................     11,676      138,607
Instituto Bancario San Paulo
  Banking ...................................     15,463      147,725
Mediaset SPA
  Business & Public Services ................     17,489       85,913
Telecom Italia Mobile Spa
  Telephone Utilities .......................     72,417      334,248

--------------------------------------------------------------------------------
 International Equity Portfolio
--------------------------------------------------------------------------------
 Portfolio Of Investments  December 31, 1997 continued
--------------------------------------------------------------------------------

Issuer/Industry                                   Shares       Value
--------------------------------------------------------------------------------

Unicem
  Building Materials ........................      9,000   $   73,491
                                                           ----------
                                                            1,488,678
                                                           ----------
Japan-29.8%
Aoyama Trading Co.
  Retailing .................................      6,200      110,638
Bank of Tokyo Mitsubishi
  Banking ...................................     23,050      317,762
Canon Inc.
  Electrical & Electronics ..................     16,000      372,520
Dai-Ichi Kangyo Bank
  Banking ...................................     20,000      117,944
Dai Nippon Printing
  Multi-Industry ............................     10,000      187,639
Fanuc Co.
  Machinery & Engineering ...................     12,000      454,009
Fuji Bank
  Banking ...................................     20,000       80,876
Fuji Photo Film Co.
  Household Appliances ......................      2,000       76,587
Fujitsu Ltd.
  Instruments & Components ..................     33,000      353,833
Honda Motor Co. Ltd.
  Automobiles ...............................     14,000      513,594
Industrial Bank of Japan
  Banking ...................................        360        2,564
Japan Tobacco
  Beverages & Tobacco .......................         56      397,151
Kawasaki Steel Corp.
  Steel .....................................    110,000      149,958
Marubeni Corp.
  International Trade .......................     73,000      128,031
Mitsubishi Heavy Industries
  Machinery & Engineering ...................     70,000      291,644
Mitsubishi Trust & Banking
  Financial Services ........................     21,000      210,692
Mitsui Mining & Smelting Co.
  Non-Ferrous Metals ........................     32,000      128,422
NTT Data Comm Systems Corp.
  Telephone Utilities .......................          7      376,886
Nippon Kokan K.K
  Steel .....................................    100,000       79,651
Nippon Oil Co.
  Energy Sources ............................     45,000      116,145
Nippon Paper Industries
  Forest Products & Paper ...................     50,000      196,063
Nippon Telegraph & Telephone Co.
  Telephone Utilities .......................         53      454,622
Nomura Securities Ltd.
  Financial Services ........................     36,000      479,743
Obayashi
  Building & Construction ...................     60,000      204,028
Osaka Gas Co. Ltd.
  Electrical & Gas Utilities ................    100,000      228,230
Ryohin Keikaku Co.
  Food & Household Products .................      1,600      105,384
Sankyo Co. Ltd.
  Pharmaceuticals & Health ..................     14,000      316,305
Seven-Eleven Japan Ltd.
  Retailing .................................      7,000      495,366
Shin-Etsu Chemical Co.
  Chemicals .................................     16,800      320,380
Sony Corp.
  Electrical & Electronics ..................      5,000      444,206
Sumitomo Bank Ltd.
  Banking ...................................     20,000      228,230
Sumitomo Electric Industries
  Industrial Components .....................     26,000      354,446
TDK Corp.
  Instruments & Components ..................      5,000      376,809
Tokio Marine & Fire Insurance
  Insurance .................................     36,000      408,057
Tokyo Electron Ltd.
  Instruments & Components ..................      8,800      281,719
Toray Industries Inc.
  Textiles ..................................     22,000       98,568

--------------------------------------------------------------------------------
 International Equity Portfolio
--------------------------------------------------------------------------------
 Portfolio Of Investments  December 31, 1997 continued
--------------------------------------------------------------------------------

Issuer/Industry                                   Shares       Value
--------------------------------------------------------------------------------

Toyota Motor Corp.
  Automobiles ...............................     16,000   $  458,298
Yamato Transport Co. Ltd.
  Road & Rail Transport .....................     11,000      147,431
                                                           ----------
                                                           10,064,431
                                                           ----------
Mexico-1.1%
Alfa SA
  Multi-Industry ............................      7,848       53,192
Apasco SA
  Building Materials ........................      6,000       41,633
Cemex SA
  Building Materials ........................     14,941       67,666
CIFRA-Class C
  Retailing .................................     17,220       38,620
CIFRA SA
  Retailing .................................      1,357        3,346
Desc SA-Class B
  Multi-Industry ............................      4,794       45,799
Desc SA-Class C
  Multi-Industry ............................         84          791
Grupo Carso
  Multi-Industry ............................      7,200       48,175
Hylsamex SA
  Steel .....................................      5,263       30,976
Kimberly Clark
  Pharmaceuticals & Health ..................      5,610       27,457
                                                           ----------
                                                              357,655
                                                           ----------
Netherlands-5.5%
Akzo Nobel
  Chemicals .................................      1,112      191,727
Baan Company NV*
  Data Processing &
  Reproduction ..............................      5,234      171,399
Benckiser NV
  Food & Household Products .................      2,191       90,659
BeSemiconductor Industries*
  Instruments & Components ..................      6,970       68,750
Elsevier NV
  Business & Public Services ................     11,503      186,077
ING Groep NV
  Insurance .................................      6,807      286,695
Philips Electronics NV
  Industrial Components .....................        600       35,983
Royal Dutch Petroleum Co.
  Energy Sources ............................      8,544      468,990
Vendex International NV
  Retailing .................................      3,542      195,472
Ver Ned Uitgevers
  Business & Public Services ................      5,949      167,821
                                                           ----------
                                                            1,863,573
                                                           ----------
Spain-4.9%
Argentina Corp.
  Banking ...................................      5,966      363,012
Banco Bilbao Vizcaya
  Banking ...................................      5,882      190,340
Banco Central Hispano
  Banking ...................................      8,552      208,257
Corp Financiera Reunida*
  Financial Services ........................     15,722       84,105
Fomento Const Y Contra
  Building & Construction ...................      2,419       92,092
Gas Natural SDG SA
  Electrical & Gas Utilities ................      4,663      241,796
Telefonica Nacional Espana
  Telephone Utilities .......................     10,569      301,773
Vallehermoso SA
  Real Estate ...............................      2,801       85,859
Viscofan Envoltura
  Food & Household Products .................      3,619       90,861
                                                           ----------
                                                            1,658,095
                                                           ----------
Switzerland-6.3%
Ciba Specialty Chemicals
  Chemicals .................................      2,097      249,711
Credit Suisse Group
  Banking ...................................      2,261      349,703

--------------------------------------------------------------------------------
 International Equity Portfolio
--------------------------------------------------------------------------------
 Portfolio Of Investments  December 31, 1997 continued
--------------------------------------------------------------------------------

Issuer                                            Shares       Value
--------------------------------------------------------------------------------

Nestle SA
  Food & Household Products .................        279   $  417,965
Novartis AG
  Pharmaceuticals & Health ..................        170      275,733
Rieter Holdings Ltd.
  Machinery & Engineering ...................        470      200,712
Union Bank of Switzerland
  Multi-Industry ............................        282      407,599
Zurich Versicherungs
  Insurance .................................        467      222,442
                                                           ----------
                                                            2,123,865
                                                           ----------
United Kingdom-16.7%
Avis Europe
  Road & Rail Transport .....................     30,045       85,867
B.A.T. Industries
  Multi-Industry ............................     13,784      125,698
BTR
  Multi-Industry ............................     59,700      180,425
Barclays Bank
  Banking ...................................      7,586      201,951
British Aerospace
  Aerospace & Defense .......................      2,369       67,510
British Petroleum Co.
  Energy Sources ............................     24,275      321,123
British Telecommunications
  Telephone Utilities .......................     28,863      227,428
Cable & Wireless
  Telephone Utilities .......................     15,889      139,623
Caradon
  Miscellaneous Materials ...................     20,889       60,729
Centrica
  Electrical & Gas Utilities ................     46,149       67,841
Diageo
  Beverages & Tobacco .......................     22,800      208,591
General Electric
  Electrical & Electronics ..................     14,562       94,357
Glaxo Wellcome
  Pharmaceuticals & Health ..................     17,931      427,485
Hillsdown Holdings
  Food & Household Products .................     55,483      134,874
HSBC Holdings
  Banking ...................................      8,089      209,922
Kingfisher
  Retailing .................................     10,008      139,724
Ladbroke Group
  Leisure & Tourism .........................     43,610      189,102
Lloyds TSB Group
  Banking ...................................     27,932      363,384
Logica
  Business & Public Services ................      8,001      152,837
London International Group
  Pharmaceuticals & Health ..................     37,838       99,438
Marks & Spencer
  Retailing .................................     12,357      122,202
National Power
  Electrical & Gas Utilities ................     12,839      126,528
Prudential Corp.
  Insurance .................................     20,058      244,253
RMC Group
  Building Materials ........................      8,098      114,654
Reed International
  Business & Public Services ................     11,272      107,383
Royal & Sun Alliance
  Insurance .................................     20,419      205,589
Sainsbury
  Retailing .................................     25,834      217,678
Severn Trent Water
  Electrical & Gas Utilities ................     10,745      172,604
SmithKline Beecham
  Real Estate ...............................     29,797      307,108
Tomkins
  Multi-Industry ............................     24,978      118,156

--------------------------------------------------------------------------------
 International Equity Portfolio
--------------------------------------------------------------------------------
 Portfolio Of Investments  December 31, 1997 continued
--------------------------------------------------------------------------------

Issuer                                            Shares       Value
--------------------------------------------------------------------------------

Unilever
  Food & Household Products .................     13,306   $  114,455
Vodafone
  Telephone Utilities .......................     23,908      172,782
Zeneca
  Pharmaceuticals & Health ..................      4,080      144,519
                                                           ----------
                                                            5,665,820
                                                           ----------

Issuer                                                         Value
--------------------------------------------------------------------------------

Total Investments
  (Identified Cost $31,526,723) .............      94.7%  $31,978,125
Other Assets,
  Less Liabilities ..........................       5.3     1,792,195
                                                -------   -----------
Net Assets ..................................       100%  $33,770,320
                                                =======   ===========

*Non income producing.

See notes to financial statements.

--------------------------------------------------------------------------------
 International Equity Portfolio
--------------------------------------------------------------------------------
 Statement Of Assets And Liabilities  December 31, 1997
--------------------------------------------------------------------------------

Assets:
Investments at value (Note 1A) (Identified Cost, $31,526,723) ....   $31,978,125
Foreign currency, at value (Cost, $276,199) ......................       274,619
Cash .............................................................     1,343,321
Receivable for investments sold ..................................       175,695
Dividends and interest receivable ................................        34,419
                                                                     -----------
    Total assets .................................................    33,806,179
                                                                     -----------
Liabilities:
Payable for securities purchased .................................         1,012
Payable to affiliates--Investment advisory fees (Note 2) .........        29,466
Other liabilities ................................................         5,381
                                                                     -----------
    Total liabilities ............................................        35,859
                                                                     -----------
Net Assets .......................................................   $33,770,320
                                                                     ===========
Represented by:
Paid-in capital for beneficial interests .........................   $33,770,320
                                                                     ===========

--------------------------------------------------------------------------------
 International Equity Portfolio
--------------------------------------------------------------------------------
 Statement Of Operations For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

Investment Income:
Dividends (net of foreign withholding tax of $158,000) ......    $  663,153
Interest ....................................................        34,845
                                                                 ----------
  Total investment income ...................................                  $  697,998
                                                                               ----------
Expenses:
Investment advisory fees (Note 2) ...........................       440,517
Administrative fees (Note 3) ................................        22,029
Expense fees (Note 6) .......................................         2,479
                                                                 ----------
  Total expenses ............................................       465,025
  Less aggregate amount waived by the Investment Advisor and
    the Administrator (Note 2 and Note 3) ...................       (24,529)      440,496
                                                                 ----------    ----------
  Net investment income .....................................                     257,502
                                                                               ----------
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investment transactions ................     3,048,556
Net realized gain on foreign exchange currencies transactions        94,860
                                                                 ----------
  Net realized gain .........................................                   3,143,416
                                                                               ----------
Unrealized appreciation (depreciation) on investments--
   Beginning of period ......................................     1,419,174
   End of period ............................................       454,843      (964,331)
                                                                 ----------
Translation of other assets and liabilities denominated
   in foreign currencies--net ...............................                      (4,253)
                                                                               ----------
   Net change in unrealized appreciation (depreciation) .....                    (968,584)
                                                                               ----------
   Net realized and unrealized gain on investments ..........                   2,174,832
                                                                               ----------
Net Increase in Net Assets Resulting from Operations ........                  $2,432,334
                                                                               ==========

See notes to financial statements

--------------------------------------------------------------------------------
 International Equity Portfolio
--------------------------------------------------------------------------------
 Statement Of Changes In Net Assets
--------------------------------------------------------------------------------

                                                                               Year Ended December 31,
                                                                           -----------------------------
                                                                               1997             1996
                                                                           ------------     ------------
Increase (Decrease) in Net Assets from:
Operations:
Net investment income .................................................    $    257,502     $    306,984
Net realized gain on investments and foreign exchange transactions ....       3,143,416        3,632,070
Net change in unrealized depreciation of investments and
  foreign currency exchange ...........................................        (968,584)      (2,379,237)
                                                                           ------------     ------------
    Net increase in net assets resulting from operations ..............       2,432,334        1,559,817
                                                                           ------------     ------------

Capital Transactions:
Proceeds from contributions ...........................................       7,972,770       28,377,160
Value of withdrawals ..................................................     (25,691,025)     (20,994,299)
                                                                           ------------     ------------
    Net increase (decrease) in net assets from capital transactions ...     (17,718,255)       7,382,861
                                                                           ------------     ------------
Net Increase (Decrease) in Net Assets: ................................     (15,285,921)       8,942,678

Net Assets:
Beginning of period ...................................................      49,056,241       40,113,563
                                                                           ------------     ------------
End of period .........................................................    $ 33,770,320     $ 49,056,241
                                                                           ============     ============

--------------------------------------------------------------------------------
 International Equity Portfolio
--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

                                                                                             May 1, 1994
                                                             Year Ended December 31,        (Commencement
                                                          -----------------------------    of Operations) of
                                                            1997       1996       1995     December 31, 1994
                                                          -------    -------    -------    -----------------
Ratios/Supplemental Data:
Net Assets, end of period (000's omitted) .............   $33,770    $49,056    $40,114        $32,153
Ratio of expenses to average net assets ...............      1.00%      1.11%      1.20%          1.22%*
Ratio of net investment income to average net assets ..      0.58%      0.65%      0.59%          0.60%*
Portfolio turnover ....................................        99%       109%        51%            25%
Average commission rate per share (A) .................   $0.0418    $0.0321        N/A            N/A

Note: If the Agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Expenses to average net assets.........................      1.06%      1.13%       N/A            N/A
Net investment income to average net assets............      0.52%      0.63%       N/A            N/A

*     Annualized

(A) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.

See notes to financial statements

--------------------------------------------------------------------------------
 International Equity Portfolio
--------------------------------------------------------------------------------
 Notes To Financial Statements
--------------------------------------------------------------------------------

(1) Significant Accounting Policies

International Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following significant accounting policies consistently followed by the Portfolio are as follows:

A. Investment Security Valuations -- Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) in the portfolio are valued on the basis of valuations furnished by a pricing service approved by the Board of Trustees, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. Foreign Currency Translation -- The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses and foreign taxes withheld recorded and the actual amount received or paid.

C. Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

D. Accounting for Investments -- Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

E. U.S. Federal Income and Other Taxes -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.Taxes are accrued and applied to net investment income and net realized gains as such income and/or gains are earned.

F. Expenses -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.


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

--------------------------------------------------------------------------------
 International Equity Portfolio
--------------------------------------------------------------------------------
 Notes To Financial Statements continued
--------------------------------------------------------------------------------

Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

G. Repurchase Agreements -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2) Investment Advisory Fees

The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $440,517 of which $2,500 was voluntarily waived for the year ended December 31, 1997. The investment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

(3) Administrative Fees

Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $22,029, all of which was voluntarily waived for the year ended December 31, 1997. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

(4) Purchases And Sales Of Investments

For the year ended December 31, 1997, purchases and sales of investment securities, other than short-term investments, aggregated $42,085,219 and $58,852,525, respectively.

(5) Federal Income Tax Basis Of Investments

The cost and unrealized appreciation/(depreciation) in value of the investment securities owned at December 31, 1997 as com puted on a federal income tax basis, are as follows:

Aggregate cost......................    $31,580,776
                                        ===========
Gross unrealized appreciation.......    $ 3,966,685
Gross unrealized depreciation.......     (3,569,336)
                                        -----------
Net unrealized appreciation.........    $   397,349
                                        ===========

(6) Expense Fees

SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement, and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

The Portfolio has agreed to pay SFG an expense fee, on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Portfolio less expenses waived by the Administrator would on an annual basis exceed an agreed upon rate, which as of July 1, 1996 is 1.00% of average daily net assets.

(7) Financial Instruments

The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at December 31, 1997.

(8) Line of Credit

The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Landmark Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 1997, the commitment fee allocated to the Portfolio was $189. Since the line of credit was established, there have been no borrowings.


22
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--------------------------------------------------------------------------------
 International Equity Portfolio
--------------------------------------------------------------------------------
 Independent Auditors' Report
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To the Trustees and the Investors of The Premium Portfolios (the Trust), with respect to its series, International Equity Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Equity Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at December 31, 1997 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for our opinion.

      In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at December 31, 1997, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 2, 1998


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